Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Common units issued		218,919,380	218,909,977
Common units outstanding		218,919,380	218,909,977
Accounts receivable, net	[1],[2]	$ 193,113	$ 122,543
Other current assets	[2],[3]	8,557	10,827
Accounts and imbalance payables	[2],[4]	98,661	89,916
Affiliates [Member]
Accounts receivable, net		42,500	64,500
Other current assets		0	200
Accounts and imbalance payables		$ 0	$ 100

[1]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $42.5 million and $64.5 million as of December 31, 2015 and 2014, respectively. Accounts receivable, net as of December 31, 2015, also includes an insurance claim receivable related to an incident at the DBM complex. See Note 1.
[2]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[3]	Other current assets includes imbalance receivables from affiliates of zero and $0.2 million as of December 31, 2015 and 2014, respectively.
[4]	Accounts and imbalance payables includes amounts payable to affiliates of zero and $0.1 million as of December 31, 2015 and 2014, respectively.